Note 22 - Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Reconciliation of Operating Profit (Loss) from Segments to Consolidated [Table Text Block]
	2010
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	57,691,760	1,805,746	12,210,519	—	71,708,025
Sales tax	(2,087,121)	—	—	—	(2,087,121)
Segment cost of revenue	(37,725,651)	(587,532)	(8,824,211)	—	(47,137,394)
Segment gross profit	17,878,988	1,218,214	3,386,308	—	22,483,510
Segment operating (expenses)/income	(16,391,539)	(266,867)	(4,691,928)	(3,266,791)	(24,617,125)
Segment profit/(loss) from operations	1,487,449	951,347	(1,305,620)	(3,266,791)	(2,133,615)
Other (expenses)/ income	679,019	105,556	(107,805)	25,114	701,884
Segment profit/ (loss) before interest and taxes	2,166,468	1,056,903	(1,413,425)	(3,241,677)	(1,431,731)
	2011
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	35,570,974	8,196,431	16,909,768	—	60,677,173
Sales tax	(1,591,748)	—	—	—	(1,591,748)
Segment cost of revenue	(19,999,661)	(4,949,871)	(11,252,901)	—	(36,202,433)
Segment gross profit	13,979,565	3,246,560	5,656,867	—	22,882,992
Segment operating (expenses)/income	(13,873,577)	(950,106)	(6,654,680)	4,049,868	(17,428,495)
Segment profit/(loss) from operations	105,988	2,296,454	(997,813)	4,049,868	5,454,497
Other (expenses)/ income	(373,093)	1,005	15,209	91,945	(264,934)
Segment profit/ (loss) before interest and taxes	(267,105)	2,297,459	(982,604)	4,141,813	5,189,563
	2012
	China VAS, mobile game & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Gross revenues	31,277,781	3,748,259	11,124,836	—	46,150,876
Sales tax	(808,257)	—	—	—	(808,257)
Segment cost of revenue	(18,459,785)	(2,813,317)	(7,828,143)	—	(29,101,245)
Segment gross profit	12,009,739	934,942	3,296,693	—	16,241,374
Segment operating (expenses)/ income	(12,585,930)	(2,291,541)	(7,452,373)	22,720,140	390,296
Segment profit/(loss) from operations	(576,191)	(1,356,599)	(4,155,680)	22,720,140	16,631,670
Other (expenses)/ income	(45,555)	7,587	479,946	(1,081,641)	(639,663)
Segment profit/ (loss) before interest and taxes	(621,746)	(1,349,012)	(3,675,734)	21,638,499	15,992,007

Schedule of Segment Gross Revenue by Product [Table Text Block]
	2010	2011	2012
	$	$	$
China VAS	54,373,735	31,500,303	27,422,037
Mobile game	2,204,319	2,632,558	2,904,038
PC game	1,113,706	1,438,113	951,706
Total	57,691,760	35,570,974	31,277,781

Reconciliation of Net Assets from Segment to Consolidated [Table Text Block]
	As of December 31, 2011
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	23,372,886	7,099,104	12,645,710	83,664,809	126,782,509
Non-current assets	1,804,891	7,039,599	13,945,773	40,623,458	63,413,721
Total assets	25,177,777	14,138,703	26,591,483	124,288,267	190,196,230
Current liabilities	(9,976,507)	(3,194,028)	(9,958,059)	(1,250,701)	(24,379,295)
Non-current liabilities	(278,215)	(1,718,332)	(1,344,367)	—	(3,340,914)
Total liabilities	(10,254,722)	(4,912,360)	(11,302,426)	(1,250,701)	(27,720,209)
Net assets	14,923,055	9,226,343	15,289,057	123,037,566	162,476,021
	As of December 31, 2012
	China VAS, mobile & PC game	Indonesia Digital Media	Media content	Investment	Total
	$	$	$	$	$
Current assets	43,066,055	5,227,247	12,536,720	90,126,983	150,957,005
Non-current assets	1,961,265	7,393,486	14,468,275	29,634,541	53,457,567
Total assets	45,027,320	12,620,733	27,004,995	119,761,524	204,414,572
Current liabilities	(7,023,863)	(3,326,332)	(12,715,073)	(2,738,423)	(25,803,691)
Non-current liabilities	(240,176)	(1,602,210)	(1,597,943)	—	(3,440,329)
Total liabilities	(7,264,039)	(4,928,542)	(14,313,016)	(2,738,423)	(29,244,020)
Net assets	37,763,281	7,692,191	12,691,979	117,023,101	175,170,552

Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
	2010	2011	2012
	$	$	$
PRC	57,691,760	35,570,974	31,980,685
Indonesia	1,805,746	8,196,431	3,977,308
Singapore	11,596,837	15,096,754	9,205,816
Malaysia	613,682	1,813,014	987,067

Schedule of Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country [Table Text Block]
	As of December 31,
	2011	2012
	$	$
PRC	23,078,946	14,684,605
Indonesia	24,028,344	24,307,843
Singapore	15,780,315	12,838,262
Malaysia	526,116	1,626,857

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	As of December 31,
	2011	2012
	$	$
PRC	36,197,110	50,486,621
Indonesia	108,629,196	112,114,912
Singapore	17,484,937	12,923,192
Malaysia	164,778	(354,173)